Property, Plant and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
11.	Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2015	December 31, 2014
Photovoltaic (“PV”) solar systems	$124,326	$110,553
Furniture, fixtures and equipment	1,170	302
Automobile	314	75
Computers	1,806	1,296
Leasehold improvements	114	4

	127,730	112,230
Less: accumulated depreciation	(10,478)	(5,792)

	117,252	106,438
Construction in progress	8,541	—
	$125,793	$106,438

The cost of PV solar system include costs of acquiring permits, construction fees of PV solar system, costs of items installed in the PV solar system including solar panels, and other costs incurred that are directly attributable to getting the PV solar system ready for its intended use of grid connection with customer for supply of electricity. Depreciation of property, plant and equipment was $4,686 and $1,267 for the years ended December 31, 2015 and 2014, respectively.

In 2009, the Group capitalized a PV solar system relating to the Aerojet 1 solar development project along with the associated financing obligation, recorded under financing and capital lease obligations, net of current portion, in the Consolidated Balance Sheets. Due to certain guarantee arrangements as disclosed in Note 27 — Commitments and Contingencies, the Group will continue to record this PV solar system in property, plant and equipment with its associated financing obligation in Financing and capital lease obligations as long as it maintains its continuing involvement with this project. The income and expenses relating to the underlying operation of the Aerojet 1 solar development project are recorded in the Consolidated Statement of Operations.

Pursuant to the share purchase agreement entered between the Group and TBEA Xinjiang Sunoasis Co., Ltd. (“TBEA Sunoasis”) regarding the acquisition of Xinte in 2014, 100% equity interests in Xinte were pledged to TBEA Sunoasis to secure purchase consideration and obligation arising from EPC service provided by TBEA Sunoasis. As of December 31, 2015, the carrying amount of one PV solar system owned by Xinte is $24,602.